Intangible Assets - Crypto Assets	6 Months Ended
Apr. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS - CRYPTO ASSETS

NOTE 12 - INTANGIBLE ASSETS - CRYPTO ASSETS

The Group accounts for its Bitcoin holdings as intangible assets in accordance with ASC 350-60, Intangibles—Goodwill and Other—Digital Assets. During the six months ended April 30, 2026, the Group received 100 Bitcoins in satisfaction of the Bitcoin consideration receivable described in Note 11. Upon receipt on January 12, 2026, the Bitcoins were initially recognized as intangible assets at their fair value on the receipt date of $9,139,950, with the difference between such fair value and the carrying amount of the Bitcoin consideration receivable recognized in the consolidated statements of operations.

Subsequent to initial recognition, the crypto assets are measured at fair value at each reporting date, determined using quoted market prices from active exchanges, with changes in fair value recognized in net income in accordance with ASC 350-60. Such fair value changes are presented separately from the remeasurement of the Bitcoin consideration receivable described in Note 11. Transaction costs directly attributable to the acquisition of crypto assets, if any, are capitalized to the carrying amount of the crypto assets.

The following table summarizes the Group’s crypto assets holdings:

	April 30, 2026		October 31, 2025
	Units	Fair value (US$)	Units	Fair value (US$)
Bitcoins	100	7,717,460	-	-
Total	100	7,717,460	-	-

The changes in the carrying amount of crypto assets were as follows:

	April 30,	October 31,
	2026	2025
Opening balance/fair value	$-	$-
Additions – Bitcoins received, at receipt-date fair value	9,139,950	-
Change in fair value, net	(1,422,490)	-
Closing balance/fair value	$7,717,460	$-